Offerings - Offering: 1	Dec. 06, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	136,049
Maximum Aggregate Offering Price	$ 23,144,655.90
Carry Forward Form Type	S-3
Carry Forward File Number	333-261567
Carry Forward Initial Effective Date	Dec. 09, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,682.47
Offering Note	1.a. The Snap-on Incorporated Franchisee Stock Purchase Plan (the "Plan") provides for the possible adjustment of the number of shares of common stock, $1.00 par value (the "Common Stock") outstanding under the Plan in the event of stock splits, reverse stock splits, stock dividends, combinations or reclassifications of the Registrant's Common Stock or other changes affecting the Common Stock. Therefore, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of Common Stock that may become subject to the Plan by means of any such adjustment. 1.b.This prospectus supplement filed on December 6, 2024, pursuant to Rule 424(b)(5) under the Registration Statement on Form S-3 (Commission File No. 333-283654) (the "Registration Statement"), covers 136,049 unsold shares of Common Stock, $1.00 par value, of the Registrant that were previously registered pursuant to the Registration Statement on Form S-3 (Commission File No. 333-261567) originally filed on December 9, 2021, as supplemented on December 10, 2021, via a filing pursuant to Rule 424(b)(5), to register shares to be issued under the Plan, and further supplemented on April 8, 2022, to reflect administrative and clarifying amendments to the Plan via a filing pursuant Rule 424(b)(5). Pursuant to Rule 415(a)(6) under the Securities Act, the remaining $2,682.47 filing fee previously paid in connection with such unsold securities is being carried forward to the Registration Statement and will continue to be applied to such unsold securities, and the offering of securities pursuant to the Previous Registration Statement will be deemed terminated as of the date of effectiveness of the Registration Statement.